UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:

      /s/ David Craig             Ft. Smith, AR              November 9, 2005
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         220

Form 13F Information Table Value Total:  $    89,883
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
30-Sep-05

                                                                                                          Voting Authority
                                                                                                     -------------------------
                                                              Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class    CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared   None
------------------------------   --------------  ---------   --------  -------  ---  ----  -------  --------  -----  ------  -------
3M CO                            COMMON STOCKS   88579y101     1,241   16,923   SH         Sole              13,467            3,456
                                                                 107    1,465   SH         Defined              865              600
ABBOTT LABS                      COMMON STOCKS   002824100       647   15,267   SH         Sole              13,007            2,260
                                                                  25      600   SH         Defined              600
AGL RESOURCES                    COMMON STOCKS   001204106     1,656   44,616   SH         Sole              36,216            8,400
                                                                 200    5,400   SH         Defined            3,400            2,000
Advanced Environmental Recycli   COM             007947104         3    2,000   SH         Sole               2,000
                                                                  16   11,000   SH         Defined           11,000
Alltel Corp Com                  COM             020039103       128    1,970   SH         Sole               1,570              400
                                                                 189    2,900   SH         Defined            2,600              300
ALTRIA GROUP INC                 COMMON STOCKS   02209S103       100    1,350   SH         Sole               1,350
                                                                 201    2,722   SH         Defined            2,722
AMERICAN EXPRESS COMPANY         COMMON STOCKS   025816109       321    5,580   SH         Sole               5,580
                                                                  17      300   SH         Defined              300
AMERICAN INTL GROUP              COMMON STOCKS   026874107     1,965   31,713   SH         Sole              28,078            3,635
                                                                 462    7,443   SH         Defined            5,233            2,210
AMGEN INC.                       COMMON STOCKS   031162100     1,485   18,641   SH         Sole              14,241            4,400
                                                                 112    1,400   SH         Defined              700              700
Anheuser Busch                   COM             035229103       194    4,500   SH         Sole               4,000              500
                                                                  26      600   SH         Defined              200              400
AMSOUTH BANCORP                  COMMON STOCKS   032165102     1,802   71,339   SH         Sole              52,380           18,959
                                                                  63    2,500   SH         Defined            1,500            1,000
AON CORP                         COMMON STOCKS   037389103       676   21,067   SH         Sole              13,550            7,517
                                                                  16      500   SH         Defined              500
APPLIED MATERIALS                COMMON STOCKS   038222105       316   18,640   SH         Sole              17,240            1,400
                                                                  24    1,400   SH         Defined              400            1,000
AUTOMATIC DATA PROCESSING        COMMON STOCKS   053015103       759   17,633   SH         Sole              13,316            4,317
Allegheny Technologies           COMMON STOCKS   01741R102       428   13,818   SH         Sole              13,818
BANK OF AMERICA                  COMMON STOCKS   060505104     6,843  162,549   SH         Sole             128,533           34,016
                                                                 305    7,237   SH         Defined            4,501            2,736
BELLSOUTH                        COMMON STOCKS   079860102       813   30,935   SH         Sole              24,783            6,152
                                                                 245    9,298   SH         Defined            6,674            2,624
BIOMET                           COMMON STOCKS   090613100       806   23,223   SH         Sole              16,973            6,250
                                                                  31      900   SH         Defined              400              500
BP PLC-SPONS ADR                 COMMON STOCKS   055622104       135    1,903   SH         Sole               1,083              820
                                                                 225    3,174   SH         Defined            1,058            2,116
BURLINGTON RESOURCES             COMMON STOCKS   122014103     1,564   19,233   SH         Sole              16,037            3,196
Bancorpsouth                     COMMON STOCKS   059692103       440   19,268   SH         Sole              19,268
CBL & ASSOCIATES PROPERTIES      COMMON STOCKS   124830100       646   15,759   SH         Sole              10,059            5,700
                                                                  82    2,000   SH         Defined            2,000
CHEVRON CORPORATION              COMMON STOCKS   166764100     1,428   22,060   SH         Sole              18,592            3,468
                                                                 181    2,800   SH         Defined            1,600            1,200
CISCO SYSTEMS, INC.              COMMON STOCKS   17275R102       832   46,417   SH         Sole              43,717            2,700
                                                                 201   11,179   SH         Defined            5,874            5,305
CITIGROUP                        COMMON STOCKS   172967101       348    7,649   SH         Sole               4,697            2,952
                                                                 156    3,427   SH         Defined            1,841            1,586
COCA-COLA                        COMMON STOCKS   191216100     1,272   29,442   SH         Sole              15,740           13,702
                                                                 179    4,150   SH         Defined            4,000              150
CONAGRA FOODS INC.               COMMON STOCKS   205887102       858   34,700   SH         Sole              30,000            4,700
                                                                 119    4,800   SH         Defined            2,400            2,400
CONOCOPHILLIPS                   COMMON STOCKS   20825c104     1,870   26,754   SH         Sole              24,194            2,560
                                                                  40      572   SH         Defined              572
COVAD COMMUNICATIONS GROUP       COMMON STOCKS   222814204        16   15,224   SH         Sole              15,224
                                                                   4    3,750   SH         Defined                             3,750
CVS CORP. DELAWARE               COMMON STOCKS   126650100       638   22,000   SH         Sole              16,700            5,300
                                                                  17      600   SH         Defined              600
Capital One Financial            COMMON STOCKS   14040H105       588    7,400   SH         Sole               6,850              550
                                                                  36      450   SH         Defined              200              250
Cousins Pptys Inc. Com           COMMON STOCKS   222795106       209    6,900   SH         Sole               5,100            1,800
                                                                  27      900   SH         Defined              900
DUKE ENERGY                      COMMON STOCKS   264399106     1,399   48,640   SH         Sole              34,338           14,302
                                                                  49    1,700   SH         Defined              650            1,050
ELI LILLY & CO.                  COMMON STOCKS   532457108       180    3,358   SH         Sole               3,108              250
                                                                  57    1,070   SH         Defined            1,070
EMC CORP                         COMMON STOCKS   268648102       657   50,717   SH         Sole              43,067            8,100
                                                                  90    6,990   SH         Defined            4,740            2,250
ESTEE LAUDER                     COMMON STOCKS   518439104       221    6,350   SH         Sole               5,300            1,050
EXXON MOBIL CORP                 COMMON STOCKS   30231g102     2,395   37,689   SH         Sole              33,577            4,112
                                                                 850   13,265   SH         Defined           11,765            1,200
GENERAL ELECTRIC                 COMMON STOCKS   369604103     4,845  143,909   SH         Sole             114,529           29,380
                                                               1,751   52,016   SH         Defined           20,125           31,891
GOODRICH, BF                     COMMON STOCKS   382388106       706   15,926   SH         Sole              12,546            3,380
                                                                   9      200   SH         Defined              200
Genuine Parts                    COMMON STOCKS   372460105       160    3,740   SH         Sole               1,567            2,173
                                                                  73    1,708   SH         Defined                             1,708
HOME DEPOT                       COMMON STOCKS   437076102     2,596   68,048   SH         Sole              58,217            9,831
                                                                 212    5,559   SH         Defined            3,697            1,862
HONEYWELL INTERNATIONAL INC      COMMON STOCKS   438516106       955   25,467   SH         Sole              19,850            5,617
Harris Corp.                     COMMON STOCKS   413875105       984   23,536   SH         Sole              23,536
INT'L BUSINESS MACHINES          COMMON STOCKS   459200101       201    2,508   SH         Sole               1,758              750
                                                                 101    1,258   SH         Defined            1,258
INTEL CORP                       COMMON STOCKS   458140100       642   26,075   SH         Sole              34,033            6,300
                                                                 116    4,702   SH         Defined            3,620            1,082
INTERNATIONAL PAPER              COMMON STOCKS   460146103       408   13,700   SH         Sole               8,050            5,650
                                                                  12      400   SH         Defined              400
J P MORGAN CHASE                 COMMON STOCKS   46625h100       818   24,115   SH         Sole              18,925            5,190
                                                                 222    6,760   SH         Defined            4,305            2,225
JEFFERSON PILOT CORP             COMMON STOCKS   475070108     1,035   20,221   SH         Sole              18,404            1,817
                                                                  61    1,200   SH         Defined              675              525
JOHNSON & JOHNSON                COMMON STOCKS   478160104     2,310   36,518   SH         Sole              34,302            2,216
                                                                 185    2,960   SH         Defined            2,280              650
KERR MCGEE                       COMMON STOCKS   492386107       905    9,315   SH         Sole               6,605            2,710
                                                                  13      133   SH         Defined              133
Kinder Morgan Energy Partners    COMMON STOCKS   494550106       486    9,200   SH         Sole               6,800            2,400
Kohls Corp                       COM             500255104       289    5,750   SH         Sole               4,950              800
                                                                  15      300   SH         Defined                               300
L-3 COMMUNICATIONS HLDGS INC.    COMMON STOCKS   502424104     1,356   17,158   SH         Sole              15,175            1,983
                                                                 103    1,300   SH         Defined              700              600
MEDTRONIC, INC.                  COMMON STOCKS   585055106     1,015   18,925   SH         Sole              13,425            1,125
                                                                  96    1,800   SH         Defined            1,000              800
MERRILL LYNCH                    COMMON STOCKS   590188108     1,075   17,516   SH         Sole              15,316            2,200
                                                                  65    1,050   SH         Defined              200              850
Morgan Stanley Dean Witter Dis   COMMON STOCKS   617446448       248    4,597   SH         Sole                                4,597
NOKIA CORP                       COMMON STOCKS   654902204       254   15,050   SH         Sole              14,050            1,000
                                                                  80    4,750   SH         Defined            2,000            2,750
Oxford Inds                      COMMON STOCKS   691497309     3,022   66,984   SH         Sole              66,984
Microsoft                        COM             594918104       301   11,681   SH         Sole              10,907              774
                                                                  31    1,200   SH         Defined              100            1,100
PEPSICO                          COMMON STOCKS   713448108     2,126   37,491   SH         Sole              32,549            4,942
                                                                 145    2,550   SH         Defined            2,087              463
PFIZER                           COMMON STOCKS   717081103     1,410   56,453   SH         Sole              36,620           19,833
                                                                 407   16,309   SH         Defined            5,365           10,944
PLUM CREEK TIMBER                COMMON STOCKS   729251108       657   17,323   SH         Sole              13,332            3,991
                                                                  19      500   SH         Defined              500
PROCTER & GAMBLE                 COMMON STOCKS   742718109     1,083   18,216   SH         Sole              13,750            4,466
PROVIDIAN FINANCIAL CORP         COMMON STOCKS   74406a102       186   10,513   SH         Sole              10,513
SBC Communications Inc.          COM             78387G103       371   15,459   SH         Sole              13,659            1,800
                                                                  34    1,426   SH         Defined            1,426
Standard & Poors Depositary Re   COM                             236    1,922   SH         Sole               1,922
SUNTRUST BANKS                   COMMON STOCKS   867914103     1,182   17,020   SH         Sole              10,894            6,126
                                                                 238    3,424   SH         Defined            2,524              900
SYSCO CORP                       COMMON STOCKS   871829107       783   24,952   SH         Sole              19,535            5,417
                                                                   8      250   SH         Defined              250
Southern Company                 COMMON STOCKS   842587107       320    8,952   SH         Sole               3,792            5,160
                                                                 114    3,200   SH         Defined            1,800            1,400
TEPPCO PARTNERS                  COMMON STOCKS   872384102       380    9,350   SH         Sole               7,250            2,100
                                                                  32      800   SH         Defined              800
TYCO INTERNATIONAL               COMMON STOCKS   902124106       900   32,325   SH         Sole              29,825            2,500
                                                                 186    6,689   SH         Defined            3,625            3,064
UNITRIN INC                      COMMON STOCKS   913275103       278    5,865   SH         Sole               5,865
VERIZON                          COMMON STOCKS   92343v104       781   23,887   SH         Sole              20,481            3,406
                                                                  17      500   SH         Defined              300              200
VULCAN MATERIALS CO              COMMON STOCKS   929160109       516    6,950   SH         Sole               6,750              200
WACHOVIA CORP                    COMMON STOCKS   929903102     2,165   45,497   SH         Sole              29,418           16,079
                                                                 707   14,854   SH         Defined            4,480           10,374
Wal-Mart Stores                  COM             931142103       618   14,106   SH         Sole              12,906            1,200
                                                                 849   19,369   SH         Defined           17,869            1,500
Wells Fargo & Co.                COM             949740104       195    3,335   SH         Sole               2,735              600
                                                                  18      300   SH         Defined                               300
WYETH                            COMMON STOCKS   983024100       866   18,706   SH         Sole               9,356            9,350
                                                                 346    7,490   SH         Defined            6,700              790
ABN AMRO Cap Fdg Tr VII 6.08%                    00372q201       409   16,425   SH         Sole              16,425
                                                                  24      950   SH         Defined              950
FNMA 5.81% Callable 4/6/06                       313586885       352    7,300   SH         Sole               7,300
Goldman Sachs GP Callable 4/25                   38143Y665       253   10,000   SH         Sole              10,000
HSBC Finance Corp 6.36% C/6/14                   40429c607       384   15,200   SH         Sole              15,200
HSBC Holdings 6.2% C/12/16/10                    404280604       309   12,400   SH         Sole              11,800              600
                                                                  15      600   SH         Defined              500              100
HSBC USA INC C/4/7/10 4.25438%                   40428H805       254   10,000   SH         Sole              10,000
Merrill Lynch & Co 4.51 C/11/2                   59021S638       242   10,000   SH         Sole              10,000
Merrill Lynch & Co. 4.61 C/11/                   59021s703       251   10,000   SH         Sole              10,000
Royal Bk of Scot Grp 6.35% C/6                   780097770       272   10,700   SH         Sole              10,700
                                                                  13      500   SH         Defined              400              100
Royal Bk of Scot Grp Plc 6.4%                    780097796       277   10,890   SH         Sole              10,490              400
                                                                  43    1,700   SH         Defined            1,700
Oculus Innovative Sciences Inc                   3250            250   55,556   SH         Sole              55,556